Dividend per ordinary share - Additional information (Details) - EUR (€) € / shares in Units, € in Millions			1 Months Ended					12 Months Ended
	Aug. 14, 2023	Apr. 24, 2023	Aug. 31, 2023	May 31, 2023	Aug. 31, 2022	May 31, 2022	Oct. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividend per ordinary share [abstract]
Purchased Share buyback programme								€ 3,482	€ 1,721	€ 1,604
Dividends per ordinary share (in eur per share)		€ 0.559						€ 1.106	€ 0.559	€ 0.620
Dividend per ordinary share paid (in eur per share)	€ 0.350		€ 0.350	€ 0.389	€ 0.170	€ 0.410	€ 0.210
Other cash distributions								€ 0	€ 1,171	€ 1,054
Other cash distributions, per share									€ 0.31	€ 0.27
Withholding tax on dividends paid, ordinary shares								15.00%